SHARE-BASED COMPENSATION - Kaixin Auto 2019 Plan - Assumptions used in determining the fair value of share options granted (Details) - Kaixin Auto 2019 Plan - $ / shares		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum		2.50%
Risk-free interest rate, maximum		3.00%
Risk-free interest rate	[1]		2.82%
Volatility, minimum		45.00%	28.00%
Volatility, maximum		46.00%	55.00%
Expected term (in years)		10 years	10 years
Exercise price		$ 0.01	$ 1.70
Dividend yield		0.00%	0.00%
Fair value of underlying ordinary share		$ 1.87	$ 4.25
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of underlying ordinary share		2.12
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of underlying ordinary share		$ 3.36

[1]	Risk-free interest rateRisk-free interest rate was estimated based on the yield to maturity of treasury bonds of the United States with a maturity period close to the expected life of the options